Commitments and Contingencies (Guarantee Narrative) (Details) R$ in Millions, $ in Millions	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Customer Lines of Credit for Brazilian Subsidiary
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	R$ 831	$ 160	R$ 577	$ 143
Indebtedness And Lines of Credit for Various Consolidated Subsidiaries
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted		$ 3,500		$ 2,600